USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited)

	% of Total Net Assets	Shares	Value
Common Stocks	69.9%
Pipelines	69.9%
Antero Midstream Corp.	4.6%	948,671	$18,442,164
Cheniere Energy, Inc.	5.7%	97,021	22,797,995
DT Midstream, Inc.	5.9%	207,557	23,466,394
Enbridge, Inc.	7.8%	614,178	30,991,422
Gibson Energy, Inc.	2.2%	472,689	8,788,605
Hess Midstream LP – Class A	3.1%	350,980	12,126,359
Keyera Corp.	4.7%	549,969	18,454,832
Kinder Morgan, Inc.	6.3%	881,572	24,957,303
Kinetik Holdings, Inc.	0.9%	82,081	3,508,142
ONEOK, Inc.	3.4%	186,383	13,600,368
Pembina Pipeline Corp.	4.4%	428,885	17,352,687
South Bow Corp.	4.3%	603,905	17,084,472
Targa Resources Corp.	4.2%	99,268	16,631,361
TC Energy Corp.	4.7%	343,874	18,710,184
Williams Cos., Inc. (The)	7.7%	478,935	30,340,532
			277,252,820
Total Common Stocks
(Cost $195,331,277)	69.9%		277,252,820
Master Limited Partnerships	27.0%
Pipelines	27.0%
Energy Transfer LP	8.4%	1,949,522	33,453,798
Enterprise Products Partners LP	7.1%	902,668	28,226,428
Genesis Energy LP	1.0%	235,833	3,940,769
MPLX LP	4.5%	359,910	17,977,504
Plains GP Holdings LP – Class A(a)	3.9%	844,847	15,410,009
Western Midstream Partners LP	2.1%	211,185	8,297,459
			107,305,967
Total Master Limited Partnerships
(Cost $71,118,004)	27.0%		107,305,967
Exchange-Traded Funds	1.8%
Alerian Energy Infrastructure ETF
(Cost $7,100,438)	1.8%	218,049	7,066,968
Money Market Funds	0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.04%(b)
(Cost $1,053,507)	0.3%	1,053,507	1,053,507
Total Investments
(Cost $274,603,226)	99.0%		$392,679,262
Other Assets in Excess of Liabilities	1.0%		3,769,126
Total Net Assets	100.0%		$396,448,388

(a)	Non-income producing security.
(b)	Reflects the 7-day yield at September 30, 2025.

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited) (concluded)

Summary of Portfolio Holdings by Country^
United States	71.6%
Canada	28.4
100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Energy	97.0%
Exchange Traded Fund	1.7%
Money Market Funds	0.3%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Schedule of Investments.